OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Equity Index Fund, for the quarter ended October 31, 2008. This series has July 31 fiscal year end.

Date of reporting period: October 31, 2008

Item 1 – Schedule of Investments

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 96.7%
CONSUMER DISCRETIONARY 7.9%
Auto Components 0.1%
Goodyear Tire & Rubber Co. *	13,592	$121,241
Johnson Controls, Inc.	33,467	593,370

		714,611

Automobiles 0.2%
Ford Motor Co. * ρ	127,458	279,133
General Motors Corp. ρ	31,911	184,445
Harley-Davidson, Inc.	13,264	324,703

		788,281

Distributors 0.1%
Genuine Parts Co.	9,120	358,872

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A *	5,986	416,087
H&R Block, Inc.	18,492	364,662

		780,749

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	24,628	625,551
Darden Restaurants, Inc.	7,916	175,498
International Game Technology	17,450	244,300
Marriott International, Inc., Class A	16,656	347,611
McDonald’s Corp. ρ	63,391	3,672,241
Starbucks Corp. *	41,179	540,680
Starwood Hotels & Resorts Worldwide, Inc.	10,524	237,211
Wyndham Worldwide Corp.	10,003	81,924
Yum! Brands, Inc.	26,419	766,415

		6,691,431

Household Durables 0.4%
Black & Decker Corp.	3,380	171,096
Centex Corp.	6,965	85,321
D.R. Horton, Inc.	15,525	114,575
Fortune Brands, Inc.	8,450	322,283
Harman International Industries, Inc.	3,299	60,603
KB Home	4,242	70,799
Leggett & Platt, Inc.	9,060	157,282
Lennar Corp., Class A	7,967	61,665
Newell Rubbermaid, Inc.	15,618	214,747
Pulte Homes, Inc.	12,042	134,148
Snap-On, Inc.	3,237	119,607
Stanley Works	4,429	145,005
Whirlpool Corp.	4,196	195,743

		1,852,874

Internet & Catalog Retail 0.2%
Amazon.com, Inc. *	18,005	1,030,606
Expedia, Inc. *	11,794	112,161

		1,142,767

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	16,244	149,120
Hasbro, Inc.	7,077	205,728
Mattel, Inc.	20,321	305,222

		660,070

1

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 2.5%
CBS Corp., Class B	38,323	$372,116
Comcast Corp., Class A	164,479	2,592,189
DIRECTV Group, Inc. *	32,535	712,191
Gannett Co., Inc.	12,857	141,427
Interpublic Group of Cos. *	26,856	139,383
McGraw-Hill Cos.	17,901	480,463
Meredith Corp.	2,040	39,515
New York Times Co., Class A	6,564	65,640
News Corp., Class A	129,409	1,376,912
Omnicom Group, Inc.	17,969	530,804
Scripps Networks Interactive, Inc., Class A	5,066	143,874
Time Warner, Inc.	201,941	2,037,585
Viacom, Inc., Class B *	34,997	707,639
Walt Disney Co.	105,762	2,739,236
Washington Post Co., Class B	338	144,259

		12,223,233

Multiline Retail 0.7%
Big Lots, Inc. *	4,623	112,940
Family Dollar Stores, Inc.	7,874	211,889
J.C. Penney Co., Inc.	12,517	299,407
Kohl’s Corp. *	17,166	603,042
Macy’s, Inc.	23,704	291,322
Nordstrom, Inc.	8,989	162,611
Sears Holdings Corp. *	3,206	185,114
Target Corp.	42,535	1,706,504

		3,572,829

Specialty Retail 1.7%
Abercrombie & Fitch Co., Class A	4,906	142,078
AutoNation, Inc. *	6,074	41,728
AutoZone, Inc. *	2,355	299,768
Bed Bath & Beyond, Inc. *	14,678	378,252
Best Buy Co., Inc.	19,039	510,436
GameStop Corp., Class A *	9,207	252,180
Gap, Inc.	26,465	342,457
Home Depot, Inc.	95,732	2,258,318
Limited Brands, Inc.	16,085	192,698
Lowe’s Cos.	82,611	1,792,659
Office Depot, Inc. *	15,499	55,796
RadioShack Corp.	7,391	93,570
Sherwin-Williams Co.	5,561	316,477
Staples, Inc.	40,077	778,696
Tiffany & Co.	6,990	191,875
TJX Cos.	23,640	632,606

		8,279,594

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	18,988	391,153
Jones Apparel Group, Inc.	4,702	52,239
Liz Claiborne, Inc.	5,342	43,537
Nike, Inc., Class B	22,113	1,274,372
Polo Ralph Lauren Corp.	3,204	151,133
VF Corp.	4,911	270,596

		2,183,030

2

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 12.5%
Beverages 2.8%
Anheuser-Busch Companies, Inc.	40,528	$2,513,952
Brown-Forman Corp., Class B	5,528	250,948
Coca-Cola Co.	112,045	4,936,703
Coca-Cola Enterprises, Inc.	17,872	179,614
Constellation Brands, Inc., Class A *	10,925	136,999
Dr. Pepper Snapple Group, Inc. *	14,299	327,447
Molson Coors Brewing Co., Class B	8,491	317,224
Pepsi Bottling Group, Inc.	7,698	177,978
PepsiCo, Inc.	88,239	5,030,505

		13,871,370

Food & Staples Retailing 3.0%
Costco Wholesale Corp.	24,506	1,397,087
CVS Caremark Corp.	80,892	2,479,340
Kroger Co.	36,913	1,013,631
Safeway, Inc.	24,541	521,987
SUPERVALU, Inc.	11,972	170,481
Sysco Corp.	33,931	888,992
Wal-Mart Stores, Inc. ρ	126,388	7,053,715
Walgreen Co.	55,794	1,420,515
Whole Foods Market, Inc. ρ	7,907	84,763

		15,030,511

Food Products 1.7%
Archer Daniels Midland Co.	36,313	752,768
Campbell Soup Co.	11,936	452,971
ConAgra Foods, Inc.	25,533	444,785
Dean Foods Co. *	8,587	187,712
General Mills, Inc.	18,950	1,283,673
H.J. Heinz Co.	17,603	771,363
Hershey Co.	9,341	347,859
Kellogg Co.	14,114	711,628
Kraft Foods, Inc., Class A	85,566	2,493,393
McCormick & Co., Inc.	7,268	244,641
Sara Lee Corp.	39,814	445,121
Tyson Foods, Inc., Class A	16,911	147,802

		8,283,716

Household Products 3.0%
Clorox Co.	7,783	473,284
Colgate-Palmolive Co.	28,505	1,788,974
Kimberly-Clark Corp.	23,403	1,434,370
Procter & Gamble Co.	171,025	11,037,953

		14,734,581

Personal Products 0.2%
Avon Products, Inc.	23,994	595,771
Estee Lauder Cos., Class A	6,472	233,251

		829,022

Tobacco 1.8%
Altria Group, Inc.	116,094	2,227,844
Lorillard, Inc.	9,803	645,626
Philip Morris International, Inc.	116,177	5,050,214
Reynolds American, Inc.	9,582	469,135
UST, Inc.	8,316	562,078

		8,954,897

3

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 12.7%
Energy Equipment & Services 2.0%
Baker Hughes, Inc.	17,373	$607,186
BJ Services Co.	16,579	213,040
Cameron International Corp. *	12,269	297,646
ENSCO International, Inc.	8,077	307,007
Halliburton Co.	49,424	978,101
Nabors Industries, Ltd. *	15,791	227,075
National Oilwell Varco, Inc. *	23,525	703,162
Noble Corp.	15,169	488,593
Rowan Companies, Inc.	6,369	115,534
Schlumberger, Ltd.	67,614	3,492,263
Smith International, Inc.	12,174	419,760
Transocean, Inc.	17,982	1,480,458
Weatherford International, Ltd. *	38,364	647,584

		9,977,409

Oil, Gas & Consumable Fuels 10.7%
Anadarko Petroleum Corp.	26,405	932,096
Apache Corp.	18,851	1,552,003
Cabot Oil & Gas Corp.	5,825	163,508
Chesapeake Energy Corp.	29,379	645,457
Chevron Corp.	115,798	8,638,531
ConocoPhillips	85,662	4,456,137
Consol Energy, Inc.	10,325	324,102
Devon Energy Corp.	24,901	2,013,495
El Paso Corp.	39,522	383,363
EOG Resources, Inc.	14,023	1,134,741
Exxon Mobil Corp.	292,753	21,698,852
Hess Corp.	15,953	960,530
Marathon Oil Corp.	39,767	1,157,220
Massey Energy Co.	4,766	110,047
Murphy Oil Corp.	10,734	543,570
Noble Energy, Inc.	9,734	504,416
Occidental Petroleum Corp.	46,054	2,557,839
Peabody Energy Corp.	15,328	528,969
Pioneer Natural Resources Co.	6,744	187,686
Range Resources Corp.	8,742	369,087
Southwestern Energy Co. *	19,343	688,998
Spectra Energy Corp.	34,654	669,862
Sunoco, Inc.	6,587	200,903
Tesoro Corp. ρ	7,772	75,155
Valero Energy Corp.	29,487	606,842
Williams Cos.	32,480	681,106
XTO Energy, Inc.	30,962	1,113,084

		52,897,599

FINANCIALS 14.6%
Capital Markets 2.5%
American Capital, Ltd. ρ	11,668	163,935
Ameriprise Financial, Inc.	12,227	264,103
Bank of New York Mellon Corp.	64,597	2,105,862
Charles Schwab Corp.	52,581	1,005,349
E*TRADE Financial Corp. * ρ	30,280	55,110
Federated Investors, Inc., Class B	4,953	119,863
Franklin Resources, Inc.	8,583	583,644
Goldman Sachs Group, Inc.	24,487	2,265,048

4

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
INVESCO, Ltd.	21,799	$325,023
Janus Capital Group, Inc.	9,008	105,754
Legg Mason, Inc.	7,989	177,276
Merrill Lynch & Co., Inc.	86,319	1,604,670
Morgan Stanley	62,508	1,092,015
Northern Trust Corp.	12,459	701,566
State Street Corp.	24,335	1,054,922
T. Rowe Price Group, Inc.	14,584	576,651

		12,200,791

Commercial Banks 3.3%
BB&T Corp.	30,971	1,110,310
Comerica, Inc.	8,480	233,963
Fifth Third Bancorp	32,552	353,189
First Horizon National Corp.	11,371	135,429
Huntington Bancshares, Inc.	20,638	195,029
KeyCorp	27,881	340,985
M&T Bank Corp.	4,348	352,623
Marshall & Ilsley Corp.	14,623	263,653
National City Corp.	117,967	318,511
PNC Financial Services Group, Inc.	19,530	1,302,065
Regions Financial Corp.	39,161	434,295
SunTrust Banks, Inc.	19,935	800,191
U.S. Bancorp	98,189	2,927,014
Wachovia Corp. °	121,681	779,975
Wells Fargo & Co. ρ °	186,505	6,350,495
Zions Bancorp ρ	6,463	246,305

		16,144,032

Consumer Finance 0.8%
American Express Co.	65,347	1,797,043
Capital One Financial Corp.	21,178	828,483
Discover Financial Services	27,018	330,971
MasterCard, Inc., Class A	4,077	602,662
SLM Corp. *	26,339	281,037

		3,840,196

Diversified Financial Services 4.5%
Bank of America Corp.	282,670	6,832,134
CIT Group, Inc.	16,084	66,588
Citigroup, Inc. ρ	306,922	4,189,485
CME Group, Inc., Class A	3,782	1,067,091
IntercontinentalExchange, Inc. *	4,249	363,544
JPMorgan Chase & Co.	207,640	8,565,150
Leucadia National Corp.	9,974	267,702
Moody’s Corp.	11,126	284,826
NASDAQ OMX Group, Inc. *	7,663	248,741
NYSE Euronext	14,993	452,489

		22,337,750

Insurance 2.4%
AFLAC, Inc.	26,841	1,188,519
Allstate Corp.	30,522	805,476
American International Group, Inc.	151,553	289,466
AON Corp.	15,651	662,037
Assurant, Inc.	6,684	170,308
Chubb Corp.	20,322	1,053,086

5

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Cincinnati Financial Corp.	9,152	$237,860
Genworth Financial, Inc., Class A	24,409	118,140
Hartford Financial Services Group, Inc.	16,982	175,254
Lincoln National Corp.	14,476	249,566
Loews Corp.	20,409	677,783
Marsh & McLennan Cos.	28,909	847,612
MBIA, Inc. ρ	11,020	108,327
MetLife, Inc.	42,931	1,426,168
Principal Financial Group, Inc.	14,607	277,387
Progressive Corp.	38,076	543,345
Prudential Financial, Inc.	24,067	722,010
Torchmark Corp.	4,917	205,383
Travelers Companies, Inc.	33,300	1,416,915
UnumProvident Corp.	19,473	306,700
XL Capital, Ltd., Class A	17,589	170,613

		11,651,955

Real Estate Investment Trusts (REITs) 1.0%
Apartment Investment & Management Co., Class A	4,826	70,604
AvalonBay Communities, Inc.	4,342	308,369
Boston Properties, Inc.	6,753	478,653
Developers Diversified Realty Corp.	6,779	89,279
Equity Residential	15,270	533,381
General Growth Properties, Inc.	12,825	53,096
HCP, Inc.	14,183	424,497
Host Hotels & Resorts, Inc.	29,279	302,745
Kimco Realty Corp.	12,799	289,001
Plum Creek Timber Co., Inc.	9,645	359,566
ProLogis	14,794	207,116
Public Storage, Inc.	7,058	575,227
Simon Property Group, Inc.	12,684	850,209
Vornado Realty Trust	7,720	544,646

		5,086,389

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	9,695	67,962

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	29,291	550,964
Sovereign Bancorp, Inc.	30,631	88,830

		639,794

HEALTH CARE 13.4%
Biotechnology 1.9%
Amgen, Inc. *	59,635	3,571,540
Biogen Idec, Inc. *	16,360	696,118
Celgene Corp. *	25,639	1,647,562
Genzyme Corp. *	15,142	1,103,549
Gilead Sciences, Inc. *	51,850	2,377,323

		9,396,092

Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	35,377	2,139,955
Becton, Dickinson & Co.	13,728	952,723
Boston Scientific Corp. *	84,582	763,776
C.R. Bard, Inc.	5,599	494,112
Covidien, Ltd.	28,284	1,252,699

6

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Hospira, Inc. *	8,987	$250,018
Intuitive Surgical, Inc. *	2,189	378,237
Medtronic, Inc.	63,595	2,564,786
St. Jude Medical, Inc. *	19,265	732,648
Stryker Corp.	13,944	745,446
Varian Medical Systems, Inc. *	7,037	320,254
Zimmer Holdings, Inc. *	12,695	589,429

		11,184,083

Health Care Providers & Services 1.8%
Aetna, Inc.	26,581	661,069
AmerisourceBergen Corp.	8,931	279,272
Cardinal Health, Inc.	20,243	773,283
CIGNA Corp.	15,492	252,520
Coventry Health Care, Inc. *	8,348	110,110
DaVita, Inc. *	5,884	333,917
Express Scripts, Inc. *	13,901	842,540
Humana, Inc. *	9,519	281,667
Laboratory Corp. of America Holdings *	6,268	385,419
McKesson Corp.	15,551	572,121
Medco Health Solutions, Inc. *	28,503	1,081,689
Patterson Companies, Inc. *	5,134	130,044
Pharmerica Corp. *	24	493
Quest Diagnostics, Inc.	8,909	416,941
Tenet Healthcare Corp. *	23,381	102,409
UnitedHealth Group, Inc.	68,631	1,628,614
WellPoint, Inc. *	28,821	1,120,272

		8,972,380

Health Care Technology 0.0%
IMS Health, Inc.	10,251	146,999

Life Sciences Tools & Services 0.4%
Applied Biosystems, Inc.	9,554	294,550
Millipore Corp. *	3,111	161,430
PerkinElmer, Inc.	6,736	120,844
Thermo Fisher Scientific, Inc. *	23,617	958,850
Waters Corp. *	5,579	244,360

		1,780,034

Pharmaceuticals 7.0%
Abbott Laboratories	86,887	4,791,818
Allergan, Inc.	17,333	687,600
Barr Pharmaceuticals, Inc. *	6,134	394,171
Bristol-Myers Squibb Co.	111,578	2,292,928
Eli Lilly & Co.	56,393	1,907,211
Forest Laboratories, Inc. *	17,183	399,161
Johnson & Johnson	157,508	9,661,541
King Pharmaceuticals, Inc. *	13,893	122,120
Merck & Co., Inc.	120,758	3,737,460
Mylan Laboratories, Inc. * ρ	17,162	147,078
Pfizer, Inc.	379,947	6,728,861
Schering-Plough Corp.	91,624	1,327,632
Watson Pharmaceuticals, Inc. *	5,888	154,089
Wyeth	75,157	2,418,552

		34,770,222

7

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 10.6%
Aerospace & Defense 2.7%
Boeing Co.	41,723	$2,180,861
General Dynamics Corp.	22,391	1,350,625
Goodrich Corp.	7,051	257,785
Honeywell International, Inc.	41,959	1,277,652
L-3 Communications Holdings, Inc.	6,844	555,527
Lockheed Martin Corp.	18,765	1,595,963
Northrop Grumman Corp.	19,024	892,035
Precision Castparts Corp.	7,854	509,018
Raytheon Co.	23,498	1,200,983
Rockwell Collins Corp.	8,985	334,512
United Technologies Corp.	54,355	2,987,351

		13,142,312

Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	9,583	496,208
Expeditors International of Washington, Inc.	12,009	392,094
FedEx Corp.	17,540	1,146,590
United Parcel Service, Inc., Class B	56,824	2,999,170

		5,034,062

Airlines 0.1%
Southwest Airlines Co.	41,367	487,303

Building Products 0.0%
Masco Corp.	20,291	205,954

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc. *	19,100	199,022
Avery Dennison Corp.	6,002	210,190
Cintas Corp.	7,450	176,565
Equifax, Inc.	7,229	188,532
Pitney Bowes, Inc.	11,711	290,199
R.R. Donnelley & Sons Co.	11,836	196,122
Robert Half International, Inc.	8,788	165,830
Waste Management, Inc.	27,644	863,322

		2,289,782

Construction & Engineering 0.1%
Fluor Corp.	10,089	402,854
Jacobs Engineering Group, Inc. *	6,900	251,367

		654,221

Electrical Equipment 0.4%
Cooper Industries, Inc.	9,807	303,527
Emerson Electric Co.	43,735	1,431,446
Rockwell Automation, Inc.	8,206	227,060

		1,962,033

Industrial Conglomerates 3.0%
3M Co.	39,398	2,533,292
General Electric Co.	591,585	11,541,823
Textron, Inc.	14,009	247,959
Tyco International, Ltd.	26,763	676,569

		14,999,643

Machinery 1.5%
Caterpillar, Inc. ρ	34,309	1,309,575
Cummins, Inc.	11,425	295,336
Danaher Corp.	14,381	851,930
Deere & Co.	24,068	928,062

8

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Dover Corp.	10,588	$336,381
Eaton Corp.	9,368	417,813
Flowserve Corp.	3,234	184,079
Illinois Tool Works, Inc.	22,541	752,644
Ingersoll-Rand Co., Ltd., Class A	17,953	331,233
ITT Corp.	10,244	455,858
Manitowoc Co.	7,343	72,255
Paccar, Inc.	20,480	598,835
Pall Corp.	6,757	178,452
Parker Hannifin Corp.	9,448	366,299
Terex Corp. *	5,479	91,445

		7,170,197

Professional Services 0.0%
Monster Worldwide, Inc. *	6,988	99,509

Road & Rail 1.2%
Burlington Northern Santa Fe Corp.	15,918	1,417,657
CSX Corp.	22,976	1,050,463
Norfolk Southern Corp.	21,148	1,267,611
Ryder System, Inc.	3,182	126,071
Union Pacific Corp.	28,699	1,916,232

		5,778,034

Trading Companies & Distributors 0.1%
Fastenal Co.	7,283	293,213
W.W. Grainger, Inc.	3,652	286,938

		580,151

INFORMATION TECHNOLOGY 15.1%
Communications Equipment 2.5%
Ciena Corp. *	5,091	48,924
Cisco Systems, Inc. *	332,948	5,916,486
Corning, Inc.	88,937	963,188
Harris Corp.	7,564	271,926
JDS Uniphase Corp. *	12,083	65,973
Juniper Networks, Inc. *	30,636	574,119
Motorola, Inc.	127,685	685,668
QUALCOMM, Inc.	92,491	3,538,706
Tellabs, Inc. *	22,409	95,014

		12,160,004

Computers & Peripherals 4.3%
Apple, Inc. *	49,931	5,372,076
Dell, Inc. *	98,238	1,193,592
EMC Corp. *	116,703	1,374,761
Hewlett-Packard Co.	138,041	5,284,210
International Business Machines Corp. ρ	76,364	7,099,561
Lexmark International, Inc., Class A *	4,959	128,091
NetApp, Inc. *	18,453	249,669
Qlogic Corp. *	7,394	88,876
SanDisk Corp. *	12,682	112,743
Sun Microsystems, Inc. *	42,439	195,219
Teradata Corp. *	10,061	154,839

		21,253,637

9

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	20,152	$447,173
Amphenol Corp., Class A	9,965	285,497
Jabil Circuit, Inc.	11,838	99,558
Molex, Inc.	8,041	115,871
Tyco Electronics, Ltd.	26,621	517,512

		1,465,611

Internet Software & Services 1.4%
Akamai Technologies, Inc. *	9,532	137,070
eBay, Inc. *	61,576	940,265
Google, Inc., Class A *	13,470	4,840,579
VeriSign, Inc. *	10,890	230,868
Yahoo!, Inc. *	78,108	1,001,345

		7,150,127

IT Services 0.7%
Affiliated Computer Services, Inc., Class A *	5,482	224,762
Automatic Data Processing, Inc.	28,681	1,002,401
Cognizant Technology Solutions Corp., Class A *	16,437	315,591
Computer Sciences Corp. *	8,530	257,265
Convergys Corp. *	6,866	52,800
Fidelity National Information Services, Inc.	10,693	161,357
Fiserv, Inc. *	9,246	308,447
Paychex, Inc.	18,084	516,117
Total System Services, Inc.	11,142	153,091
Unisys Corp. *	20,266	30,804
Western Union Co.	41,097	627,140

		3,649,775

Office Electronics 0.1%
Xerox Corp.	49,162	394,279

Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc. * ρ	34,224	119,784
Altera Corp.	16,955	294,169
Analog Devices, Inc.	16,371	349,685
Applied Materials, Inc.	75,621	976,267
Broadcom Corp., Class A *	24,876	424,882
Intel Corp.	316,877	5,070,032
KLA-Tencor Corp.	9,763	226,990
Linear Technology Corp.	12,486	283,183
LSI Corp. *	36,277	139,666
MEMC Electronic Materials, Inc. *	12,732	234,014
Microchip Technology, Inc. ρ	10,378	255,610
Micron Technology, Inc. *	42,895	202,036
National Semiconductor Corp.	10,989	144,725
Novellus Systems, Inc. *	5,588	88,290
NVIDIA Corp. *	31,371	274,810
Teradyne, Inc. *	9,518	48,542
Texas Instruments, Inc.	73,886	1,445,210
Xilinx, Inc.	15,582	287,020

		10,864,915

Software 3.6%
Adobe Systems, Inc. *	29,898	796,483
Autodesk, Inc. *	12,679	270,189
BMC Software, Inc. *	10,711	276,558
CA, Inc.	22,200	395,160

10

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Citrix Systems, Inc. *	10,280	$264,916
Compuware Corp. *	14,367	91,661
Electronic Arts, Inc. *	17,970	409,357
Intuit, Inc. *	18,093	453,411
Microsoft Corp.	442,571	9,882,610
Novell, Inc. *	19,460	90,684
Oracle Corp. *	220,858	4,039,493
Salesforce.com, Inc. *	5,865	181,580
Symantec Corp. *	47,295	594,971

		17,747,073

MATERIALS 3.0%
Chemicals 2.0%
Air Products & Chemicals, Inc.	11,940	694,072
Ashland, Inc.	3,196	72,198
CF Industries Holdings, Inc.	3,184	204,381
Dow Chemical Co.	52,135	1,390,440
E.I. DuPont de Nemours & Co. ρ	50,849	1,627,168
Eastman Chemical Co.	4,306	173,919
Ecolab, Inc.	9,895	368,688
Hercules, Inc.	6,353	106,794
International Flavors & Fragrances, Inc.	4,428	141,165
Monsanto Co.	31,000	2,758,380
PPG Industries, Inc.	9,251	458,665
Praxair, Inc.	17,754	1,156,673
Rohm & Haas Co.	6,981	491,113
Sigma-Aldrich Corp.	7,100	311,406

		9,955,062

Construction Materials 0.1%
Vulcan Materials Co. ρ	6,191	336,047

Containers & Packaging 0.1%
Ball Corp.	5,450	186,390
Bemis Co., Inc.	5,617	139,527
Pactiv Corp. *	7,379	173,849
Sealed Air Corp.	8,910	150,757

		650,523

Metals & Mining 0.6%
AK Steel Holding Corp.	6,324	88,030
Alcoa, Inc.	45,846	527,687
Allegheny Technologies, Inc.	5,653	150,031
Freeport-McMoRan Copper & Gold, Inc.	21,641	629,753
Newmont Mining Corp.	25,740	677,992
NuCor Corp.	17,843	722,820
Titanium Metals Corp.	4,796	44,651
United States Steel Corp.	6,622	244,219

		3,085,183

Paper & Forest Products 0.2%
International Paper Co.	24,099	414,985
MeadWestvaco Corp.	9,628	135,081
Weyerhaeuser Co.	11,909	455,162

		1,005,228

11

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 3.0%
AT&T, Inc.	332,151	$8,891,682
CenturyTel, Inc.	5,769	144,860
Embarq Corp.	8,032	240,960
Frontier Communications Corp.	17,809	135,526
Qwest Communications International, Inc. ρ	83,661	239,270
Verizon Communications, Inc.	160,509	4,762,302
Windstream Corp.	24,778	186,083

		14,600,683

Wireless Telecommunication Services 0.2%
American Tower Corp., Class A *	22,204	717,411
Sprint Nextel Corp.	160,873	503,533

		1,220,944

UTILITIES 3.7%
Electric Utilities 2.3%
Allegheny Energy, Inc.	9,518	286,967
American Electric Power Co., Inc.	22,673	739,820
Consolidated Edison, Inc.	15,398	667,041
Duke Energy Corp.	71,294	1,167,796
Edison International	18,364	653,575
Entergy Corp.	10,798	842,784
Exelon Corp.	37,050	2,009,592
FirstEnergy Corp.	17,182	896,213
FPL Group, Inc.	23,024	1,087,654
Pepco Holdings, Inc.	11,372	234,832
Pinnacle West Capital Corp.	5,678	179,709
PPL Corp.	21,108	692,764
Progress Energy, Inc.	14,767	581,377
Southern Co.	43,411	1,490,734

		11,530,858

Gas Utilities 0.1%
Nicor, Inc.	2,545	117,604
Questar Corp.	9,773	336,778

		454,382

Independent Power Producers & Energy Traders 0.1%
AES Corp. *	37,919	302,214
Constellation Energy Group, Inc.	10,051	243,335
Dynegy, Inc., Class A *	28,495	103,722

		649,271

Multi-Utilities 1.2%
Ameren Corp.	11,848	384,468
CenterPoint Energy, Inc.	19,266	221,944
CMS Energy Corp.	12,698	130,155
Dominion Resources, Inc.	32,687	1,185,884
DTE Energy Co.	9,193	324,513
Integrys Energy Group, Inc.	4,308	205,362
NiSource, Inc.	15,457	200,323
PG&E Corp.	20,210	741,101
Public Service Enterprise Group, Inc.	28,660	806,779
Sempra Energy	13,887	591,447
TECO Energy, Inc.	11,991	138,376
Wisconsin Energy Corp.	6,590	286,665
Xcel Energy, Inc.	25,138	437,904

		5,654,921

Total Common Stocks (cost $304,003,924)		478,277,849

12

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 9.4%
MUTUAL FUND SHARES 9.0%
BGI Prime Money Market Fund, Premium Shares, 2.35% q ρρ	1,871,977	$1,871,977
BlackRock Liquidity TempFund, Institutional Class, 2.94% q ρρ	2,908,519	2,908,519
Evergreen Institutional Money Market Fund, Class I, 3.21% q ø ρρ	38,076,190	38,076,190
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.32% q ρρ	1,872,558	1,872,558

		44,729,244

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Bills:
0.16%, 01/15/2009 ƒ ß	$1,300,000	1,299,064
0.69%, 01/08/2009 ƒ ß	100,000	99,934
1.09%, 01/22/2009 ƒ ß	100,000	99,937
1.70%, 11/06/2008 ƒ ß	200,000	199,999

		1,698,934

Total Short-Term Investments (cost $46,428,245)		46,428,178

Total Investments (cost $350,432,169) 106.1%		524,706,027
Other Assets and Liabilities (6.1%)		(29,948,255)

Net Assets 100.0%		$494,757,772

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. At October 31, 2008, the Fund owned shares of Wachovia Corporation with a cost basis of $2,706,713 and shares of Wells Fargo & Co. with a cost basis of $1,311,726. The Fund earned $53,223 of income from Wachovia Corporation for the period from August 1, 2008 to October 31, 2008 and $0 of income from Wells Fargo & Co. for the period from October 3, 2008 to October 31, 2008.

q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.

At October 31, 2008, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at October 31, 2008	Unrealized Gain (Loss)

December 2008	69 S&P 500 Index	$15,746,034	$16,685,925	$939,891

On October 31, 2008, the aggregate cost of securities for federal income tax purposes was $354,835,947. The gross unrealized appreciation and depreciation on securities based on tax cost was $241,374,885 and $71,504,805, respectively, with a net unrealized appreciation of $169,870,080.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

13

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$524,706,027	$939,891
Level 2 – Other Significant Observable Inputs	0	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$524,706,027	$939,891

*	Other financial instruments include futures.

14

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By:
Dennis H. Ferro, Principal Executive Officer

Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: December 29, 2008

By:
Jeremy DePalma Principal Financial Officer

Date: December 29, 2008